Summary of Significant Accounting Policies - Inventories (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Inventory write-downs	¥ 129,964	¥ 129,798	¥ 592,545
Inventory, firm purchase commitment, net loss	¥ 205,976	¥ 104,971	¥ 519,470